Options (Tables)	12 Months Ended
Jun. 30, 2020
Options
Schedule of Number and Weighted Average Exercise Prices of Share Unlisted Options

Set out below are summaries of all and unlisted options, including ESOP which were issued in prior periods:

	2020		2019
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Opening balance	$0.015	38,000,000	$0.017	55,102,778
Granted to Kentgrove Capital	-	-	$0.015	12,500,000
Granted to employees during the year	-	-	$0.010	16,000,000
Granted to directors in their capacity as sub-underwriters	$0.008	250,000,000	-	-
Options granted to various underwriters	$0.008	250,000,000	-	-
Granted to Lodge Corporate Pty Ltd	$0.008	5,000,000	-	-
Lapsed during the year	$0.010	(5,000,000)	$0.015	(19,236,111)
Forfeited during the year	-	-	$0.020	(6,000,000)
Lapse of unlisted options attached to convertible notes	-	-	-	(20,366,667)
Closing balance	$0.008	538,000,000	$0.015	38,000,000

Schedule of Number of Options Granted Under the Plans

The movements in the number of options granted under the Employee share plans are as follows:

	2020		2019
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Balance at the beginning of the financial year	$0.015	25,500,000	$0.017	34,736,111
Add: options granted during the year	-	-	$0.010	16,000,000
Less: options lapsed during the year	$0.010	(5,000,000)	$0.020	(19,236,111)
Less: options forfeited during the year	-	-	$0.010	(6,000,000)
Balance at the end of the financial year	$0.015	20,500,000	$0.015	25,500,000

Schedule of Members of Options Outstanding by ASX Code

The number of options outstanding as at June 30, 2020 by ASX code, including the respective dates of expiry and exercise prices, are tabled below. The options tabled below are not listed on ASX.

	2020		2019
Unlisted options	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Options to Kentgrove Capital (expiring August 8, 2021)	$0.015	12,500,000	$0.015	12,500,000
GTGAD (expiring March 31, 2021)	$0.020	5,000,000	$0.020	5,000,000
GTGAD (expiring February 16, 2022)	$0.010	5,500,000	$0.010	5,500,000
Options to various underwriters (expiring October 30, 2022)	$0.008	250,000,000	-	-
Options to directors (expiring December 20, 2022)	$0.008	250,000,000	-	-
Options issued Lodge Corporate Pty Ltd (expiring March 6, 2023)	$0.008	5,000,000	-	-
ESOP options (expiring December 11, 2021)	$0.010	10,000,000	$0.010	15,000,000
Total	$0.008	538,000,000	$0.015	38,000,000
Exercisable at the end of the financial year	$0.008	538,000,000	$0.015	38,000,000